Segmented Information - Results (Details)	12 Months Ended
	Dec. 31, 2024 CAD ($) segment	Nov. 30, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Nov. 30, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Segmented Information [Line Items]
Number of primary operating segments | segment	2
Revenue	$ 4,023,000	$ 0	$ 1,855,000	$ 0
Expenses by nature [abstract]
Operating expenses	(4,815,000)		(3,898,000)
Exploration	(11,973,000)		(9,564,000)
Evaluation	(33,991,000)		(18,622,000)
General and administrative	(16,495,000)		(13,760,000)
Revenues - supplemental:
Toll milling services-deferred revenue (note 10)	4,023,000		1,855,000
Assets [abstract]
Property, plant and equipment, Cost	259,661,000		254,946,000
Accumulated amortization, depreciation
Assets [abstract]
Property, plant and equipment, Cost	(43,064,000)		(39,341,000)		$ (35,545,000)
Mineral properties | Accumulated amortization, depreciation
Assets [abstract]
Property, plant and equipment, Cost	0		0		$ 0
Segments Operating
Segmented Information [Line Items]
Revenue	4,023,000		1,855,000
Expenses by nature [abstract]
Operating expenses	(4,815,000)		(3,898,000)
Exploration	(33,991,000)		(9,564,000)
Evaluation	(11,973,000)		(18,622,000)
General and administrative	(16,495,000)		(13,760,000)
Total expenses	(67,274,000)		(45,844,000)
Segment income (loss)	(63,251,000)		(43,989,000)
Revenues - supplemental:
Toll milling services-deferred revenue (note 10)	4,023,000		1,855,000
Capital additions:
Property, plant and equipment (note 8)	10,045,000		3,268,000
Assets [abstract]
Property, plant and equipment, Cost	259,661,000		254,946,000
Property, plant and equipment, Accumulated depreciation	43,064,000		39,340,000
Segments Operating | Plant and Equipment, Cost
Assets [abstract]
Property, plant and equipment, Cost	118,567,000		113,473,000
Segments Operating | Mineral properties
Assets [abstract]
Property, plant and equipment, Cost	184,158,000		180,813,000
Mining | Segments Operating
Segmented Information [Line Items]
Revenue	4,023,000		1,855,000
Expenses by nature [abstract]
Operating expenses	(4,815,000)		(3,898,000)
Exploration	(33,991,000)		(9,564,000)
Evaluation	(11,973,000)		(18,622,000)
General and administrative	(19,000)		(19,000)
Total expenses	(50,798,000)		(32,103,000)
Segment income (loss)	(46,775,000)		(30,248,000)
Revenues - supplemental:
Toll milling services-deferred revenue (note 10)	4,023,000		1,855,000
Capital additions:
Property, plant and equipment (note 8)	9,063,000		2,165,000
Assets [abstract]
Property, plant and equipment, Cost	253,027,000		249,549,000
Property, plant and equipment, Accumulated depreciation	42,591,000		38,178,000
Mining | Segments Operating | Plant and Equipment, Cost
Assets [abstract]
Property, plant and equipment, Cost	111,460,000		106,914,000
Mining | Segments Operating | Mineral properties
Assets [abstract]
Property, plant and equipment, Cost	184,158,000		180,813,000
Corporate and Other | Segments Operating
Segmented Information [Line Items]
Revenue	0		0
Expenses by nature [abstract]
Operating expenses	0		0
Exploration	0		0
Evaluation	0		0
General and administrative	(16,476,000)		(13,741,000)
Total expenses	(16,476,000)		(13,741,000)
Segment income (loss)	(16,476,000)		(13,741,000)
Revenues - supplemental:
Toll milling services-deferred revenue (note 10)	0		0
Capital additions:
Property, plant and equipment (note 8)	982,000		1,103,000
Assets [abstract]
Property, plant and equipment, Cost	6,634,000		5,397,000
Property, plant and equipment, Accumulated depreciation	473,000		1,162,000
Corporate and Other | Segments Operating | Plant and Equipment, Cost
Assets [abstract]
Property, plant and equipment, Cost	7,107,000		6,559,000
Corporate and Other | Segments Operating | Mineral properties
Assets [abstract]
Property, plant and equipment, Cost	$ 0		$ 0